UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        August 13, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:      233,895(X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER              TITL   CUSIP     VALUE     SHARES           PUT/CA INV.   OTHER  VOTING
                            E OF             X1000                      LL     DISC.  MGR    AUTH
                            CLAS
                            S
                                                                                                 SOLE
ACCENTURE LTD HAMILTON COM  COM    G1150G11  2,359     55,000     SH           SOLE          55,000
                                   1
ADVANCED ANALOGIC           COM    00752J10  1,240     127,867    SH           SOLE          127,867
TECHNOLOGIES                       8
ALVARION LTD COM STK        COM    M0861T10  1,400     150,000    SH           SOLE          150,000
                                   0
AMIS HOLDINGS               COM    03153810  3,005     240,000    SH           SOLE          240,000
                                   1
ANADIGICS INC COM STK       COM    32515108  8,274     600,000    SH           SOLE          600,000
APPLE INC COM STK           COM    37833100  2,929     24,000     SH           SOLE          24,000
BLUE COAT SYSTEMS INC       COM    09534T50  3,714     75,000     SH           SOLE          75,000
                                   8
BORLAND SOFTWARE CORP       COM    99849101  5,346     900,000    SH           SOLE          900,000
CISCO SYSTEMS INC COM STK   COM    17275R10  2,228     80,000     SH           SOLE          80,000
                                   2
CITRIX SYSTEMS INC          COM    17737610  4,412     131,050    SH           SOLE          131,050
                                   0
FISERV INC COM STK          COM    33773810  3,081     54,250     SH           SOLE          54,250
                                   8
FLEXTRONICS INTERNATIONAL   COM    Y2573F10  2,135     197,643    SH           SOLE          197,643
LTD                                2
GOOGLE INC CL A COM STK     COM    38259P50  6,534     12,500     SH           SOLE          12,500
                                   8
IMMERSION CORP COM STK      COM    45252110  1,356     90,500     SH           SOLE          90,500
                                   7
INTEL CORP COM STK          COM    45814010  5,935     250,000    SH           SOLE          250,000
                                   0
IONA TECHNOLOGIES PLC ADR   COM    46206P10  2,063     378,612    SH           SOLE          378,612
                                   9
KEMET CORP COM STK          COM    48836010  1,957     277,547    SH           SOLE          277,547
                                   8
LATTICE SEMICONDUCTOR CORP  COM    51841510  2,111     369,132    SH           SOLE          369,132
                                   4
LAWSON SOFTWARE INC NEW COM COM    52078P10  3,272     330,826    SH           SOLE          330,826
ST                                 2
LINEAR TECHNOLOGY CORP COM  COM    53567810  1,534     42,400     SH           SOLE          42,400
ST                                 6
MARVELL TECHNOLOGY GROUP    COM    G5876H10  5,008     275,000    SH           SOLE          275,000
LTD                                5
MAXIM INTEGRATED PRODS INC  COM    57772K10  3,341     100,000    SH           SOLE          100,000
                                   1
MICRON TECHNOLOGY INC COM   COM    59511210  4,386     350,000    SH           SOLE          350,000
STK                                3
MICROSEMI CORP COM STK      COM    59513710  3,114     130,000    SH           SOLE          130,000
                                   0
MOTOROLA INC COM STK        COM    62007610  3,859     218,000    SH           SOLE          218,000
                                   9
NEXTEST SYSTEMS CORP COM    COM    65333910  2,866     209,639    SH           SOLE          209,639
                                   1
NUANCE COMMUNICATIONS INC   COM    67020Y10  4,601     275,000    SH           SOLE          275,000
COM                                0
ORBCOMM INC                 COM    68555P10  2,936     178,932    SH           SOLE          178,932
                                   0
PMC-SIERRA INC COM STK      COM    69344F10  4,831     625,000    SH           SOLE          625,000
                                   6
POWERSHARES QQQ TRUST       COM    73935A10  27,608    580,000    SH           SOLE          580,000
SERIES 1                           4
POWERWAVE TECHNOLOGIES INC  COM    73936310  4,020     600,000    SH           SOLE          600,000
                                   9
QLOGIC CORP COM STK         COM    74727710  2,048     123,000    SH           SOLE          123,000
                                   1
QUALCOMM INC COM STK        COM    74752510  4,339     100,000    SH           SOLE          100,000
                                   3
RESEARCH IN MOTION LTD      COM    76097510  2,000     10,000     SH           SOLE          10,000
                                   2
SANDISK CORP COM STK        COM    80004C10  2,447     50,000     SH           SOLE          50,000
                                   1
SEMICONDUCTOR HLDRS TRUST   COM    81663620  35,387    930,000    SH           SOLE          930,000
                                   3
SEMICONDUCTOR HLDRS TRUST   CALL   99ACRPTT  24,542    645,000    SH    CALL   SOLE          645,000
                                   7
SONUS NETWORKS INC COM STK  COM    83591610  2,556     300,000    SH           SOLE          300,000
                                   7
TAIWAN SEMICONDUCTOR        COM    87403910  3,356     301,497    SH           SOLE          301,497
MANUFACT                           0
TECHNOLOGY SELECT SECTOR    COM    81369Y80  19,200    750,000    SH           SOLE          750,000
SPDR                               3
UNITED MICROELECTRONICS     COM    91087320  4,275     1,250,000  SH           SOLE          1,250,000
CORP                               7
WIND RIVER SYSTEMS INC COM  COM    97314910  2,290     208,200    SH           SOLE          208,200
ST                                 7


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